RELATED PARTY TRANSACTIONS AND BALANCES	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
RELATED PARTY TRANSACTIONS AND BALANCES

Note 11 - Related Party Transactions

The Company has a banking relationship with Platinum Bank (Platinum), which is considered a related party due to a board member of Platinum also serving on the board of directors for the Parent and owns common stock in both the Parent and the Company. As of June 30, 2021 and December 31, 2020, the Company had related party cash balances of $411,614 and $2,585,180, respectively.

The Company uses Hays Companies (“Hays”) for all of its insurance brokerage needs. Hays is considered a related party as an executive of Hays own common stock in the Company and serves on the board of directors for the Company. The Company paid $12,603 and $9,165 for the six months ended June 30, 2021 and 2020, respectively, for insurance coverage brokered by Hays.

The Company leases office space in Canton, Connecticut from CJEM, LLC (CJEM), which is owned by an executive of the Company. The Company paid rent expense of $19,200, in each of the six months ended June 30, 2021 and 2020 related to this lease.

The Company is majority owned by SportsHub Games Network (“Parent”). The Parent has historically paid direct expenses incurred by the Company’s subsidiary, STI, which includes salaries and related expense for the employees of STI. The Parent collects cash on behalf of the STI’s revenue generating activities. The excess of revenue collected by the Parent over the expenses paid by the Parent is recorded as a distribution to the Parent. Distribution per share has been excluded from disclosure within the condensed consolidated statement of stockholders’ equity as only the Parent received the distribution. The Company has generated a payable to the Parent for expenses paid on behalf of STI in excess of cash collected by the Parent on behalf of STI’s revenue generating activities, which is recorded in Due to Parent in the condensed consolidated balance sheet.

In June 2020, an investor contributed $550,000 to the Company in exchange for a convertible promissory note (“note”) to purchase common stock and joined the Company in an executive role. The note had a voluntary conversion feature into common stock during the term of the note and a mandatory conversion feature at maturity, June 30, 2021. The voluntary and mandatory conversion features converted the note into common stock at a price of $2.00 per share. The executive contributed an additional $200,000 in October 2020 in exchange a convertible promissory note to purchase common stock with the same terms. In November 2020 the executive resigned from the Company and the Company repaid the investor $750,000, which represents the total investment. Proceeds received from the issuance of the notes were recorded as prepaid stock purchases in Additional Paid-In Capital. The repayment of the notes was recorded as reduction to Additional Paid-In Capital.

Note 4 - Related Party Transactions

The Company has a banking relationship with Platinum Bank (Platinum), which is considered a related party due to a board member of Platinum also serving on the board of directors for the Parent and owns common stock in both the Parent and Company. As of December 31, 2020 and 2019, the Company had related party cash balances of $2,585,180 and $1,801,230, respectively.

The Company uses Hays Companies (Hays) for all of its insurance brokerage needs. Hays is considered a related party as executives in Hays own common stock in the Company, a Hays employee serves on the board of directors for the Parent, and another Hays employee serves on the board of directors for both the Parent and the Company. The Company paid $18,330 and $24,357 for the years ending December 31, 2020 and 2019, respectively for insurance coverage brokered by Hays.

The Company leases office space in Canton, Connecticut from CJEM, LLC (CJEM), which is owned by an executive of the Company. Management had evaluated CJEM as a variable interest entity until July, 2020 (see Note 9). The Company paid rent expense of $38,400, in both years ending December 31, 2020 and 2019, related to this lease.

In June 2020, an investor contributed $550,000 to the Company in exchange for a convertible promissory note ("note") to purchase common stock and joined the Company in an executive role. The note had a voluntary conversion feature into common stock during the term of the note and a mandatory conversion feature at maturity, June 30, 2021. The voluntary and mandatory conversion features converted the note into common stock at a price of $2.00 per share. The executive contributed an additional $200,000 in October 2020 in exchange a convertible promissory note to purchase common stock with the same terms. In November 2020 the executive resigned from the Company and the Company repaid the investor $750,000, which represents the total investment. Proceeds received from the issuance of the notes were recorded as prepaid stock purchases in Additional Paid-In Capital. The repayment of the notes was recorded as reduction to Additional Paid-In Capital.

Mer Telemanagement Solutions Ltd [Member]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 4:	RELATED PARTY TRANSACTIONS AND BALANCES

a.	The Company receives certain services from C. Mer, a publicly traded company. Mr. Haim Mer, the Company's chairman of the board and Mr. Isaac Ben Bassat, a former director of the Company, are members of the controlling group of C. Mer. These services include reimbursement for shared expenses related to a commercial insurance policy.

b.	From January 1, 2009 until September 2011, as part of the acquisition of certain assets and liabilities of AnchorPoint, Inc., the Company received certain services from Data Distributors Inc., a company controlled by Mr. Roger Challen, a former director of the Company and the controlling shareholder of the Info Group Inc., a beneficial owner of 9.70% of the Company's Ordinary shares as of June 30, 2021. These services include reimbursement for shared expenses, development and IT services, other administrative services. Expenses recognized with respect to the above-mentioned services were approximately $9, and $0 for the six months ended June 30, 2021 and 2020, respectively. In addition, the Company rents an office in Powder Springs, Georgia, from Mr. Challen, under a month-to-month lease. In the six months periods ended June 30, 2021 and June 30, 2020 the Company paid or accrued $18 and $28, respectively with respect to the above-mentioned rent expenses.

c.	Balances and transactions with related parties were as follows:

1. Balances with related parties:

	June 30, 2021	December 31, 2020
	Unaudited
Other accounts payable and accrued expenses	$16	$15

2. Transactions with related parties:

NOTE 8: RELATED PARTY TRANSACTIONS AND BALANCES

a.
The Company receives certain services from C. Mer, a publicly traded company. Mr. Chaim Mer, the Company's chairman of the board and Mr. Isaac Ben Bassat, a former director of the Company, are members of the controlling group of C. Mer. These services include reimbursement for shared expenses related to a commercial insurance policy.

b.
From January 1, 2009 until September 2011, as part of the acquisition of certain assets and liabilities of AnchorPoint, Inc., the Company received certain services from Data Distributors Inc., a company controlled by Mr. Roger Challen, a former director of the Company and the controlling shareholder of the Info Group Inc., a beneficial owner of 11.45% of the Company's Ordinary shares as of December 31, 2019. These services include reimbursement for shared expenses, development and IT services, other administrative services. Expenses recognized with respect to the above-mentioned services were approximately $5, $0 and $10 for the years ended December 31, 2020, 2019 and 2018, respectively. In addition, the Company rents an office in Powder Springs, Georgia, from Mr. Challen, under a month-to-month lease. In the year ended December 31, 2020 the Company paid or accrued $53 and in each of the years ended December 31, 2019 and 2018, the Company paid or accrued $56, with respect to the above-mentioned rent expenses.

c.	Balances and transactions with related parties were as follows:

1.	Balances with related parties:

	December 31,
	2020	2019
Other accounts payable and accrued expenses (Note 5)	$15	$10

2.	Transactions with related parties:

	Year ended December 31,
	2020	2019	2018
Amounts charged by related parties:
Cost of revenues	$47	$44	$37
Operating expenses	116	125	148
	$163	$169	$185